Consolidated Statements of Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2017	8,839,929
Balance at Dec. 31, 2017	$ 88,340	$ 151,210,242	$ (113,652,763)	$ 37,645,819	$ 14,396,349	$ 52,042,168
Net loss			3,384,294	3,384,294	1,068,429	4,452,723
Dividends			(1,075,371)	(1,075,371)		(1,075,371)
Contributions received from noncontrolling interests, net of distributions paid					260,872	260,872
Vesting of restricted stock (in shares)	26,782
Vesting of restricted stock	$ 268	460,383		460,651		460,651
Balance (in shares) at Dec. 31, 2018	8,860,711
Balance at Dec. 31, 2018	$ 88,608	151,670,625	(111,343,840)	40,415,393	15,725,650	56,141,043
Net loss			(1,728,392)	(1,728,392)	766,455	(961,937)
Dividends			(150)	(150)		(150)
Vesting of restricted stock (in shares)	13,424
Vesting of restricted stock	$ 134	230,749		230,883		230,883
Repurchase of common stock (in shares)	(7,161)
Repurchase of common stock	$ (72)	(52,077)		(52,149)		(52,149)
Balance (in shares) at Mar. 31, 2019	8,866,974
Balance at Mar. 31, 2019	$ 88,670	151,849,297	(113,072,382)	38,865,585	16,233,397	55,098,982
Balance (in shares) at Dec. 31, 2018	8,860,711
Balance at Dec. 31, 2018	$ 88,608	151,670,625	(111,343,840)	40,415,393	15,725,650	56,141,043
Net loss						(2,038,611)
Balance (in shares) at Jun. 30, 2019	8,857,889
Balance at Jun. 30, 2019	$ 88,579	151,781,254	(115,414,927)	36,454,906	16,611,499	53,066,405
Balance (in shares) at Dec. 31, 2018	8,860,711
Balance at Dec. 31, 2018	$ 88,608	151,670,625	(111,343,840)	40,415,393	15,725,650	56,141,043
Net loss			(610,206)	(610,206)	1,383,140	772,934
Dividends			(1,083,098)	(1,083,098)		(1,083,098)
Contributions received from noncontrolling interests, net of distributions paid					331,604	331,604
Vesting of restricted stock (in shares)	51,629
Vesting of restricted stock	$ 516	685,617		686,133		686,133
Repurchase of common stock (in shares)	(30,498)
Repurchase of common stock	$ (306)	(227,122)		(227,428)		(227,428)
Balance (in shares) at Dec. 31, 2019	8,881,842
Balance at Dec. 31, 2019	$ 88,818	152,129,120	(113,037,144)	39,180,794	17,440,394	56,621,188
Balance (in shares) at Mar. 31, 2019	8,866,974
Balance at Mar. 31, 2019	$ 88,670	151,849,297	(113,072,382)	38,865,585	16,233,397	55,098,982
Net loss			(1,259,598)	(1,259,598)	182,924	(1,076,674)
Dividends			(1,082,947)	(1,082,947)		(1,082,947)
Contributions received from noncontrolling interests, net of distributions paid					195,178	195,178
Repurchase of common stock (in shares)	(9,085)
Repurchase of common stock	$ (91)	(68,043)		(68,134)		(68,134)
Balance (in shares) at Jun. 30, 2019	8,857,889
Balance at Jun. 30, 2019	$ 88,579	151,781,254	(115,414,927)	36,454,906	16,611,499	53,066,405
Balance (in shares) at Dec. 31, 2019	8,881,842
Balance at Dec. 31, 2019	$ 88,818	152,129,120	(113,037,144)	39,180,794	17,440,394	56,621,188
Net loss			(1,107,130)	(1,107,130)	175,011	(932,119)
Balance (in shares) at Mar. 31, 2020	8,881,842
Balance at Mar. 31, 2020	$ 88,818	152,129,120	(114,144,274)	38,073,664	17,337,933	55,411,597
Balance (in shares) at Dec. 31, 2019	8,881,842
Balance at Dec. 31, 2019	$ 88,818	152,129,120	(113,037,144)	39,180,794	17,440,394	56,621,188
Net loss						(2,539,653)
Balance (in shares) at Jun. 30, 2020	8,925,036
Balance at Jun. 30, 2020	$ 89,250	153,376,678	(116,067,090)	37,398,838	16,471,922	53,870,760
Balance (in shares) at Mar. 31, 2020	8,881,842
Balance at Mar. 31, 2020	$ 88,818	152,129,120	(114,144,274)	38,073,664	17,337,933	55,411,597
Net loss			(1,922,816)	(1,922,816)	315,282	(1,607,534)
Contributions received from noncontrolling interests, net of distributions paid					66,697	66,697
Balance (in shares) at Jun. 30, 2020	8,925,036
Balance at Jun. 30, 2020	$ 89,250	$ 153,376,678	$ (116,067,090)	$ 37,398,838	$ 16,471,922	$ 53,870,760